Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 17,440
Material revenue	0	$ 0
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 17,440